Share Capital and Reserves (Schedule of Fair Value of Options Granted Using Black-scholes Option Pricing Model) (Details) - yr	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Risk-free interest rate	0.40%	0.92%
Expected option life in years	4	4
Expected stock price volatility	60.00%	58.00%
Expected dividend rate	0.00%	0.00%